As filed with the Securities and Exchange Commission on November 3, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06317

The Jundt Growth Fund, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1. Schedule of Investments.

		Jundt Growth Fund
Schedule of Investments (unaudited)		September 30, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (4.6%)
Gilead Sciences, Inc. (b)	7,700	$ 265,267	$ 375,452
ImClone Systems Incorporated (b)	14,100	598,078	443,445
		863,345	818,897

CELLULAR SERVICES (4.2%)
Sprint Nextel Corporation	31,500	767,150	749,070
		767,150	749,070

COMPUTER SERVICES/SOFTWARE (10.9%)
Immersion Corporation (b)(d)	120,600	866,555	845,406
Microsoft Corporation	34,000	885,096	874,820
Wipro Limited ADR (f)	23,000	285,722	238,280
		2,037,373	1,958,506

DISCOUNT (2.4%)
Costco Wholesale Corporation	8,500	364,215	366,265
The Home Depot, Inc.	1,400	44,552	53,396
Lowe's Companies, Inc.	200	7,421	12,880
		416,188	432,541

FINANCIAL SERVICES (2.3%)
American International Group, Inc.	3,300	207,855	204,468
Willis Group Holdings Limited (f)	5,600	212,603	210,280
		420,458	414,748

HEALTHCARE SERVICES (1.4%)
Express Scripts, Inc. (b)	4,000	205,979	248,800
		205,979	248,800
INTERNET SERVICES (1.2%)
eBay Inc. (b)	5,000	204,214	206,000
		204,214	206,000

MEDICAL DEVICES (5.9%)
C. R. Bard, Inc.	500	26,982	33,015
Medtronic, Inc.	2,000	96,620	107,240
Stryker Corporation	6,500	310,866	321,295
Zimmer Holdings, Inc. (b)	8,700	664,175	599,343
		1,098,643	1,060,893

MISCELLANEOUS (1.3%)
Corning Incorporated (b)	6,600	108,825	127,578
OM Group, Inc. (b)	5,500	196,077	110,715
		304,902	238,293

NATIONAL RADIO (7.7%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	38,100	905,710	1,368,171
		905,710	1,368,171

OIL DRILLING, EQUIPMENT & SERVICES (4.5%)
Schlumberger Limited (f)	8,500	718,521	717,230
Transocean Inc. (b)(f)	1,400	52,518	85,834
		771,039	803,064

PHARMACEUTICALS (11.6%)
Cephalon, Inc. (b)	100	5,617	4,642
Eli Lilly and Company	12,300	693,624	658,296
Sanofi-Aventis ADR (f)	4,400	164,194	182,820
Schering-Plough Corporation	44,200	883,825	930,410
Sepracor Inc. (b)	800	44,125	47,192
Wyeth	5,400	248,827	249,858
		2,040,212	2,073,218

RESTAURANTS (2.3%)
The Cheesecake Factory Incorporated (b)	13,200	444,496	412,368
		444,496	412,368

SPECIALTY (2.1%)
Bed Bath & Beyond Inc. (b)	5,000	42,938	200,900
Coach, Inc. (b)	200	4,212	6,272
Starbucks Corporation (b)	3,400	180,137	170,340
		227,287	377,512

TELECOMMUNICATIONS INFRASTRUCTURE (1.1%)
NeuStar, Inc. - Class A (b)	6,100	156,336	195,139
		156,336	195,139

Total Common Stocks (63.5%)		10,863,332	11,357,220

Jundt Growth Fund
Schedule of Investments(unaudited) (concluded)							September 30, 2005

SHORT-TERM SECURITIES				Principal				Market
REPURCHASE AGREEMENT (4.2%)				Amount		Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $750,000 collateralized by $1,126,000
FNCL, 5.00%, due 4/1/2033, value including
accrued interest, $765,600.				$ 750,000		$ 750,000		$ 750,000
Total Short-Term Securities (4.2%)						750,000		750,000
Total investments in securities (67.7%)						$ 11,613,332	(c)	12,107,220
Other assets in excess of liabilities (32.3%)								5,781,514
Net Assets (100.0%)								$ 17,888,734

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$11,613,332. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 987,953
	Gross unrealized depreciation		(494,065)
	Net unrealized appreciation		$ 493,888

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2005.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 866,555	$ —	$ —	$ 866,555	$ 845,406	$ —	$ —
	Total	$ 866,555	$ —	$ —	$ 866,555	$ 845,406	$ —	$ —

(e)	As of September 30, 2005, initial margin deposits of $585,000 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation/Depreciation
	20	S&P 500 - December 2005			$ 6,171,500		$ 68,550
	18	NASDAQ 100 - December 2005			2,905,200		(24,878)
	Total				$ 9,076,700		$ 43,672

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $179,550, held in a margin account as collateral for short sales and options as of September 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James R. Jundt

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date 11/2/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date 11/2/2005

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date 11/2/2005